Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Foreign Currency Contracts (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Derivative [Line Items]
Balance Sheet (AOCI) Effective Portion		$ (653)	$ 6	$ 336
Statement of Income (Loss) Effective Portion		86	(52)	266
Statement of Income (Loss) Ineffective Portion		(254)	(59)	(234)
General and administrative expenses [Member]
Derivative [Line Items]
Statement of Income (Loss) Effective Portion		86	(52)	266
Statement of Income (Loss) Ineffective Portion		(254)	(59)	(234)
Vessel operating expenses [Member]
Derivative [Line Items]
Balance Sheet (AOCI) Effective Portion		(653)	6	336
Statement of Income (Loss) Effective Portion
Statement of Income (Loss) Ineffective Portion